Note 21 - Decommissioning Liabilities - Disclosure of Detailed Information About Decommissioning Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Beginning decommissioning liabilities	$ 16,076	$ 11,315
Change in rehabilitation provision	6,581	3,320
Interest or accretion expense	1,495	935
Foreign exchange loss	13	506
Acquired from Primero	4,095
Reclamation costs incurred	(464)
Ending decommissioning liabilities	27,796	16,076
Mexico - San Dimas [member]
Statement Line Items [Line Items]
Beginning decommissioning liabilities
Change in rehabilitation provision	4,092
Interest or accretion expense	225
Foreign exchange loss
Acquired from Primero	4,095
Reclamation costs incurred
Ending decommissioning liabilities	8,412
Mexico - Santa Elena [member]
Statement Line Items [Line Items]
Beginning decommissioning liabilities	2,730	2,107
Change in rehabilitation provision	(633)	356
Interest or accretion expense	221	176
Foreign exchange loss	3	91
Acquired from Primero
Reclamation costs incurred
Ending decommissioning liabilities	2,321	2,730
Mexico - La Encantada [member]
Statement Line Items [Line Items]
Beginning decommissioning liabilities	3,317	2,753
Change in rehabilitation provision	3,122	210
Interest or accretion expense	269	235
Foreign exchange loss	1	119
Acquired from Primero
Reclamation costs incurred
Ending decommissioning liabilities	6,709	3,317
Mexico - San Martin [member]
Statement Line Items [Line Items]
Beginning decommissioning liabilities	2,488	1,289
Change in rehabilitation provision		1,028
Interest or accretion expense	204	116
Foreign exchange loss	2	55
Acquired from Primero
Reclamation costs incurred
Ending decommissioning liabilities	2,694	2,488
Mexico - La Parrilla [member]
Statement Line Items [Line Items]
Beginning decommissioning liabilities	3,002	1,930
Change in rehabilitation provision		823
Interest or accretion expense	243	166
Foreign exchange loss	2	83
Acquired from Primero
Reclamation costs incurred	(2)
Ending decommissioning liabilities	3,245	3,002
Mexico - Del Toro [member]
Statement Line Items [Line Items]
Beginning decommissioning liabilities	2,545	1,861
Change in rehabilitation provision		445
Interest or accretion expense	208	159
Foreign exchange loss	4	80
Acquired from Primero
Reclamation costs incurred	(259)
Ending decommissioning liabilities	2,498	2,545
Mexico - La Guitarra [member]
Statement Line Items [Line Items]
Beginning decommissioning liabilities	1,692	1,110
Change in rehabilitation provision		458
Interest or accretion expense	125	83
Foreign exchange loss	1	41
Acquired from Primero
Reclamation costs incurred	(203)
Ending decommissioning liabilities	1,615	1,692
La Luz [member]
Statement Line Items [Line Items]
Beginning decommissioning liabilities	302	265
Change in rehabilitation provision
Interest or accretion expense
Foreign exchange loss		37
Acquired from Primero
Reclamation costs incurred
Ending decommissioning liabilities	$ 302	$ 302